Expedition Funds Guiding Your Way     1999 Semi-Annual Report


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Table of Contents

Letter to Our Shareholders ............................... 1
Statement of Net Assets .................................. 3
Statement of Operation ...................................25
Statement of Changes in Net Assets .......................26
Financial Highlights .....................................28
Notes to Financial Statements ............................30

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.



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LETTER TO OUR SHAREHOLDERS


Dear Shareholder:


During the six-month period ended April 30, 1999, the Expedition Funds delivered solid overall performance, aided by favorable market conditions and sound portfolio management strategies.

MARKET OVERVIEW
The investment markets performed well during the period, virtually erasing the fears and declines of previous quarters. Action by the Federal Reserve Board to reduce short-term interest rates during the autumn of 1998 had its desired effect, stabilizing the domestic stock and bond markets and paving the way for a strong recovery.

By January, stocks had rebounded to their previous highs and continued to move upward. Then, on March 29, stocks achieved a new milestone as the Dow Jones Industrial Average closed above the once-unimaginable 10,000 mark for the first time ever. Since that time, the markets have continued to move into record territory. In keeping with current trends, the rally was strongest among the largest and best-known stocks, while smaller stocks continued to suffer from a lack of investor interest.

For bonds, the period proved to be one of solid gains. Initially, the prices of U.S. Treasury securities benefited from a "flight to quality" during the worst days of the autumn economic crisis. Then, as the crisis abated, U.S. Treasury securities fell back to their previous price levels, as investors felt confident enough to move back into corporate and asset-backed bonds.

In the money market sector, short-term issues saw their yields decline due to the actions of the Federal Reserve Board, but they continued to offer returns well above the current rate of inflation.

The outlook for the markets remains favorable, with inflation and interest rates still under control despite rising employment levels and robust economic growth. While there is ample cause for concern over stock valuations that far exceed historical averages, it is hard not to remain optimistic about a market that displays such strong upward momentum.

Strong Growth and Performance For our mutual fund family, the six-month period was one of continued growth. Assets in the Expedition Funds grew to $851 million during the period, an increase of 19.8% over their level on October 31, 1998.



                                                            APRIL 30, 1999     1

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LETTER TO OUR SHAREHOLDERS (CONCLUDED)


The performance of all four funds -- the Expedition Equity Fund, the Expedition Bond Fund, the Expedition Money Market Fund, and the Expedition Tax-Free Money Market Fund -- was strong overall.

This performance is attributable to portfolio management strategies that emphasize long-term performance and that remained in place during the worst of the market downturns. Because of these strategies, the Expedition Funds were well positioned to take advantage of the rally that followed.

THE REWARDS OF PATIENCE
At times, the ups and downs of the markets have shaken the confidence of even the most seasoned investors. Therefore, it is gratifying that so many of our shareholders -- including those who are relatively new to the markets -- remained calm and fully invested despite the recent uncertainties. The rewards of this clear-headed approach now are apparent in the six-month performance of the four Expedition Funds.

While no one can guarantee that investor confidence will not be tested again in the future, we believe that a steady and prudent course remains the best strategy to pursue on behalf of shareholders of the Expedition Funds.

We look forward to continuing on this course with you, and we thank you for choosing to invest in the Expedition Funds.


Sincerely,


/s/ signature omitted


Jan Koenig
CHIEF INVESTMENT OFFICER
COMPASS BANK ASSET MANAGEMENT GROUP
EXPEDITION FUNDS INVESTMENT ADVISOR

2   APRIL 30, 1999

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Expedition Equity Fund
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                         VALUE
DESCRIPTION                                             SHARES           (000)
--------------------------------------------------------------------------------
 Common Stocks - 99.1%
   Aircraft - 2.1%
   United Technologies                                  51,825          $ 7,508
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                         7,508
--------------------------------------------------------------------------------
   Automotive - 1.6%
   DaimlerChrysler AG*                                  57,985            5,693
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       5,693
--------------------------------------------------------------------------------
   Banks - 5.3%
   J.P. Morgan                                          59,545            8,024
   Mellon Bank                                         147,885           10,990
--------------------------------------------------------------------------------
   TOTAL BANKS                                                           19,014
--------------------------------------------------------------------------------
   Beauty Products - 6.7%
   Allergan                                             72,965            6,558
   Gillette                                            138,000            7,202
   Procter & Gamble                                    108,000           10,132
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                                                 23,892
--------------------------------------------------------------------------------
   Broadcasting, Newspapers & Advertising - 4.3%
   McGraw-Hill                                         123,000            6,796
   Omnicom Group                                       120,000            8,700
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                          15,496
--------------------------------------------------------------------------------
   Chemicals - 2.2%
   E.I. DuPont de Nemours                              110,000            7,769
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        7,769
--------------------------------------------------------------------------------
   Computer Communications Equipment - 6.1%
   Cisco Systems*                                      104,000           11,862
   EMC*                                                 91,000            9,913
--------------------------------------------------------------------------------
   TOTAL COMPUTER COMMUNICATIONS EQUIPMENT                               21,775
--------------------------------------------------------------------------------
   Computers & Services - 5.6%
   Compaq Computer                                     322,000            7,184
   IBM                                                  62,000           12,970
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            20,154
--------------------------------------------------------------------------------
   Drugs - 7.2%
   Merck                                               110,000            7,727
   Pfizer                                               52,000            5,983
   Warner-Lambert                                      102,075            6,935
   Watson Pharmaceuticals*                             125,895            5,099
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                           25,744
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 1999   3

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EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                         VALUE
DESCRIPTION                                             SHARES           (000)
--------------------------------------------------------------------------------
   Entertainment - 4.1%
   Carnival                                            187,000          $ 7,714
   Time Warner                                         100,000            7,000
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                   14,714
--------------------------------------------------------------------------------
   Financial Services - 4.2%
   Fannie Mae                                           99,000            7,023
   Franklin Resources                                  203,000            8,120
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              15,143
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 1.5%
   Anheuser Busch                                       72,000            5,265
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,265
--------------------------------------------------------------------------------
   Gas/Natural Gas - 3.4%
   Enron                                                51,000            3,838
   Williams Companies                                  180,000            8,505
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                 12,343
--------------------------------------------------------------------------------
   Household Products - 1.7%
   Maytag                                               88,755            6,069
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               6,069
--------------------------------------------------------------------------------
   Insurance - 5.4%
   Citigroup                                           160,000           12,040
   Marsh & McLennan                                     93,385            7,150
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       19,190
--------------------------------------------------------------------------------
   Internet Software - 2.9%
   America Online*                                      72,000           10,278
--------------------------------------------------------------------------------
   TOTAL INTERNET SOFTWARE                                               10,278
--------------------------------------------------------------------------------
   Machinery - 3.4%
   General Electric                                    114,000           12,027
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                       12,027
--------------------------------------------------------------------------------
   Medical Products & Services - 1.9%
   Biomet*                                             162,901            6,679
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      6,679
--------------------------------------------------------------------------------
   Miscellaneous Manufacturing - 2.0%
   Tyco International Limited                           88,000            7,150
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                      7,150
--------------------------------------------------------------------------------
   Paper & Paper Products - 1.5%
   Temple-Inland                                        80,730            5,570
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                           5,570
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

4    APRIL 30, 1999

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EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                    SHARES/FACE           VALUE
DESCRIPTION                                           AMT.(000)           (000)
--------------------------------------------------------------------------------
   Petroleum & Fuel Products - 4.7%
   Halliburton                                         201,000          $ 8,568
   Schlumberger                                        128,000            8,176
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                       16,744
--------------------------------------------------------------------------------
   Petroleum Refining - 3.0%
   Exxon                                               128,000           10,632
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                              10,632
--------------------------------------------------------------------------------
   Retail - 7.8%
   Dayton Hudson                                       156,000           10,501
   Lowe's                                              134,870            7,114
   Safeway*                                            194,950           10,515
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                          28,130
--------------------------------------------------------------------------------
   Telephones & Telecommunication - 10.5%
   Lucent Technologies                                 195,000           11,724
   MCI WorldCom*                                       125,065           10,279
   SBC Communications                                  133,000            7,448
   Sprint                                               79,770            8,181
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                  37,632
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
      (COST $255,267)                                                   354,611
--------------------------------------------------------------------------------
Repurchase Agreement -- 0.8%
     J.P. Morgan, Inc.
       4.82%, dated 04/30/99, matures
       05/03/99, repurchase price $2,767,000
       (collateralized by U.S. Treasury Note,
       market value $2,823,194)                         $2,767            2,767
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $2,767)                                                       2,767
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
      (COST $258,034)                                                   357,378
--------------------------------------------------------------------------------
Other Assets & Liabilities, Net -- 0.1%                                     507
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 1999    5

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EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                         VALUE
DESCRIPTION                                                              (000)
--------------------------------------------------------------------------------
Net Assets:
   Portfolio Capital of Institutional Shares (unlimited
     authorization - no par value) based on
     27,371,532 outstanding shares of beneficial interest              $232,248
   Portfolio Capital of Investment Shares - Class A
     (unlimited authorization - no par value) based
     on 280,848 outstanding shares of beneficial interest                 2,875
   Portfolio Capital of Investment Shares - Class B
     (unlimited authorization - no par value) based on
     167,504 outstanding shares of beneficial interest                    2,075
   Distributions in excess of net investment income                        (121)
   Accumulated net realized gain on investments                          21,464
   Net unrealized gain on investments                                    99,344
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                           $357,885
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE - INSTITUTIONAL SHARES                                      $12.86
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE - INVESTMENT SHARES - CLASS A                               $12.86
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE -
   INVESTMENT SHARES - CLASS A (1)                                       $13.40
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INVESTMENT SHARES - CLASS B                                           $12.80
--------------------------------------------------------------------------------
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

* Non-income producing security


The accompanying notes are an integral part of the financial statements.

6   APRIL 30, 1999

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EXPEDITION BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE           VALUE
DESCRIPTION                                            AMT.(000)         (000)
--------------------------------------------------------------------------------
Asset-Backed Securities - 9.9%
     AT&T Universal Card Master Trust,
       Ser 1995-2, Cl A (A)
       5.950%,  10/17/00                                $2,500          $ 2,519
     First USA Credit Card Master Trust,
       Ser 1998-9, Cl A (A)
       5.280%,  01/20/04                                 1,500            1,467
     MBNA Master Credit Card Trust,
       Ser 1995-F, Cl A (A)
       6.600%,  08/15/00                                 2,300            2,339
     MBNA Master Credit Card Trust,
       Ser 1997-I, Cl A (A)
       6.550%,  08/15/04                                 2,500            2,578
     Proffitts Credit Card Master Trust,
       Ser 1997-2, Cl A (A)
       6.500%,  08/15/02                                 2,000            2,031
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   TOTAL ASSET-BACKED SECURITIES
      (COST $10,817)                                                     10,934
--------------------------------------------------------------------------------
Corporate Bonds - 19.2%
   Consumer Non-Durable - 4.9%
     Archer Daniels Midland
       6.250%,  05/15/03                                 1,500            1,521
     Campbell Soup
       5.625%,  09/15/03                                 1,875            1,868
     Coca-Cola Enterprises
       6.375%,  08/01/01                                 1,000            1,014
     Sherwin-Williams
       6.500%,  02/01/02                                 1,000            1,016
--------------------------------------------------------------------------------
   TOTAL CONSUMER NON-DURABLE                                             5,419
--------------------------------------------------------------------------------
   Diversified Finance - 4.1%
     Ford Motor Credit
       6.125%,  04/28/03                                 2,000            2,005
       5.750%,  02/23/04                                 1,500            1,485
     Lehman Brothers Holdings
       6.500%,  10/01/02                                 1,000            1,001
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                              4,491
--------------------------------------------------------------------------------
   Electrical Services - 0.9%
     Georgia Power
       5.500%,  12/01/05                                 1,000              969
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                969
--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 1999   7

EXPEDITION BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
     DESCRIPTION                                       AMT. (000)         (000)
--------------------------------------------------------------------------------
   Leasing & Renting - 2.7%
     International Lease Finance
       6.250%,  10/15/00                                $1,005          $ 1,014
       5.750%,  01/15/03                                 2,000            1,987
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                3,001
--------------------------------------------------------------------------------
   Retail - 5.7%
     Dillard Department Stores
       7.150%,  09/01/02                                 2,025            2,060
     Wal-Mart Stores
       6.500%,  06/01/03                                 1,520            1,566
       7.500%,  05/15/04                                 2,500            2,684
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           6,310
--------------------------------------------------------------------------------
   Telephone Services -- 0.9%
     AT&T
       5.625%,  03/15/04                                 1,000              990
--------------------------------------------------------------------------------
   TOTAL TELEPHONE SERVICES                                                 990
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $20,908)                                                     21,180
--------------------------------------------------------------------------------
U.S. Government Agency Obligations - 9.1%
     FHLB Notes
       5.125%,  09/15/03                                 2,000            1,963
     FHLMC Notes
       6.800%,  03/19/07                                 1,000            1,051
       5.750%,  03/15/09                                 1,500            1,483
     FNMA Notes
       5.125%,  02/13/04                                 1,044            1,022
       6.620%,  06/25/07                                 1,000            1,041
       6.000%,  05/15/08                                 3,500            3,527
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $10,102)                                                     10,087
--------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Obligations - 13.6%
     FHLMC, Gold Pool #E00413
       6.500%,  01/01/11                                 2,464            2,490
     FHLMC, Gold Pool #E00475
       7.500%,  02/01/12                                 1,077            1,113
     FHLMC, Gold Pool #E00485
       7.000%,  05/01/12                                 2,022            2,070
     FHLMC, Gold Pool #E00532
       6.500%,  02/01/13                                 1,638            1,656
     FHLMC, Gold Pool #E00584
       6.000%,  11/01/13                                 3,391            3,367


The accompanying notes are an integral part of the financial statements.

8   APRIL 30, 1999

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EXPEDITION BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
--------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Obligations (CONTINUED)
     FHLMC, Gold Pool #E00543
       6.000%,  04/01/13                                $2,296          $ 2,280
     FHLMC, Gold Pool #N98262
       5.000%,  03/01/06                                 1,997            1,915
     FNMA, Ser 1991-4, Cl E
       8.250%,  09/25/05                                   113              114
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   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
      (COST $14,965)                                                     15,005
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U.S. Treasury Obligations - 46.6%
     U.S. Treasury Notes
       6.375%,  05/15/00                                 1,000            1,015
       6.250%,  08/31/00                                 3,000            3,047
       6.125%,  09/30/00                                 2,000            2,029
       5.625%,  11/30/00                                 3,000            3,026
       6.250%,  04/30/01                                 3,000            3,066
       6.625%,  06/30/01                                 3,000            3,092
       7.500%,  11/15/01                                 2,500            2,638
       6.250%,  01/31/02                                 3,500            3,596
       7.500%,  05/15/02                                 4,000            4,256
       6.375%,  08/15/02                                 3,000            3,101
       6.250%,  02/15/03                                 3,000            3,104
       5.500%,  05/31/03                                 1,500            1,514
       5.750%,  08/15/03                                 5,000            5,094
       7.250%,  08/15/04                                 3,000            3,266
       6.500%,  08/15/05                                 3,000            3,180
       6.875%,  05/15/06                                 1,000            1,085
       6.500%,  10/15/06                                 1,000            1,065
       6.250%,  02/15/07                                 3,000            3,156
       6.125%,  08/15/07                                 1,000            1,045
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $50,428)                                                     51,375
--------------------------------------------------------------------------------
Repurchase Agreement - 0.7%
     Morgan Stanley
       4.50%, dated 04/30/99, matures
       05/03/99, repurchase price $739,000
       (collateralized by U.S. Treasury Bill,
       market value $757,771)                              739              739
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $739)                                                           739
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.1%
      (COST $107,959)                                                   109,320
--------------------------------------------------------------------------------
Other Assets & Liabilities, Net - 0.9%                                      973
--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 1999   9

EXPEDITION BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                         VALUE
DESCRIPTION                                                              (000)
--------------------------------------------------------------------------------
Net Assets:
   Portfolio Capital of Institutional Shares (unlimited
     authorization - no par value) based on 10,261,311
     outstanding shares of beneficial interest                         $ 99,303
   Portfolio Capital of Investment Shares - Class A
     (unlimited authorization - no par value) based
     on 870,024 outstanding shares of beneficial interest                12,782
   Portfolio Capital of Investment Shares - Class B
     (unlimited authorization - no par value) based
     on 6,660 outstanding shares of beneficial interest                      67
   Distributions in excess of net investment income                          (1)
   Accumulated net realized loss on investments                          (3,219)
   Net unrealized gain on investments                                     1,361
--------------------------------------------------------------------------------
   Total Net Assets - 100.0%                                           $110,293
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price
   Per Share - Institutional Shares                                       $9.90
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price
   Per Share -- Investment Shares - Class A                               $9.90
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -
   Investment Shares - Class A (1)                                       $10.31
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -
   Investment Shares - Class B                                            $9.90
--------------------------------------------------------------------------------
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(A) Callable Security - The call date is shown as the maturity date on the Statement of Net Assets.
Cl - Class
FHLB - Federal Home Loan Mortgage Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
Ser - Series


The accompanying notes are an integral part of the financial statements.

10   APRIL 30, 1999

EXPEDITION BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
--------------------------------------------------------------------------------
Commercial Paper - 72.8%
   Banks - 4.9%
     Bankamerica
       4.900%,  05/24/99                                $5,000          $ 4,984
     Wells Fargo
       4.830%,  07/19/99                                 3,000            2,968
     Zions Bancorp
       4.960%,  06/18/99                                 7,000            6,954
--------------------------------------------------------------------------------
   TOTAL BANKS                                                           14,906
--------------------------------------------------------------------------------
   Broker/Dealers - 13.7%
     Bear Stearns
       4.840%,  07/13/99                                 5,000            4,951
       4.850%,  07/29/99                                 6,000            5,928
     Goldman Sachs
       4.840%,  05/26/99                                 7,000            6,977
       4.780%,  06/22/99                                 5,000            4,966
     Merrill Lynch
       4.790%,  07/07/99                                 5,000            4,955
     Morgan Stanley Dean Witter
       4.810%,  06/08/99                                 7,000            6,964
       4.760%,  06/21/99                                 7,000            6,953
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  41,694
--------------------------------------------------------------------------------
   Diversified Finance -- 14.4%
     American General Finance
       4.810%,  06/07/99                                 5,000            4,975
     Ford Motor Credit
       4.820%,  06/04/99                                 5,000            4,977
     General Electric Capital
       4.830%,  05/28/99                                 5,000            4,982
       4.830%,  06/09/99                                 5,000            4,974
     GMAC
       4.830%,  06/11/99                                 5,000            4,973
       4.810%,  07/15/99                                 5,000            4,950
     Transamerica Finance
       4.840%,  05/05/99                                 4,000            3,998
       4.820%,  05/12/99                                 5,000            4,993
       4.830%,  05/18/99                                 5,000            4,989
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                             43,811
--------------------------------------------------------------------------------
   Electrical Services - 13.0%
     Alabama Power
       4.780%,  05/14/99                                 5,000            4,991
       4.780%,  05/21/99                                 3,946            3,936

     General Electric
       4.800%,  06/25/99                                 6,000            5,956
       4.820%,  06/25/99                                 7,000            6,948

The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 1999   11

EXPEDITION BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
     DESCRIPTION                                       AMT.(000)          (000)
--------------------------------------------------------------------------------
   Electrical Services (CONTINUED)
     Georgia Power
       4.750%,  05/07/99                                $5,000         $  4,996
     National Rural Utility
       4.810%,  05/10/99                                 8,000            7,990
     Southern California Edison
       4.800%,  06/28/99                                 5,000            4,961
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             39,778
--------------------------------------------------------------------------------
   Funding Corporations - 18.0%
     Centric Capital
       4.870%,  05/11/99                                 7,000            6,991
       4.810%,  07/12/99                                 5,000            4,952
     Falcon Asset Securitization
       4.820%,  05/25/99                                 6,000            5,981
     Madison Funding
       4.870%,  05/12/99                                 6,000            5,991
     Preferred Receivables
       4.820%,  05/06/99                                 4,000            3,997
       4.860%,  06/10/99                                 5,000            4,973
     Receivables Capital
       4.870%,  05/07/99                                10,000            9,992
     Riverwood Funding
       4.850%,  05/17/99                                 6,000            5,987
       4.810%,  06/07/99                                 6,000            5,970
--------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                            54,834
--------------------------------------------------------------------------------
   Household Products - 3.9%
     Clorox
       4.810%,  06/23/99                                 5,000            4,965
       4.780%,  06/30/99                                 7,000            6,944
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                              11,909
--------------------------------------------------------------------------------
   Personal Credit Institutions - 3.3%
     Toyota Motor Credit
       4.790%,  05/06/99                                 5,000            4,997
       4.760%,  06/24/99                                 5,000            4,964
--------------------------------------------------------------------------------
   TOTAL PERSONAL CREDIT INSTITUTIONS                                     9,961
--------------------------------------------------------------------------------
   Pharmaceuticals - 1.6%
     Abbott Labs
       4.750%,  05/13/99                                 5,000            4,992
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  4,992
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $221,885)                                                   221,885
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

12   APRIL 30, 1999

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE          VALUE
DESCRIPTION                                            AMT.(000)        (000)
-------------------------------------------------------------------------------
 Corporate Bonds - 18.8%
   Banks - 2.9%
     Norwest Corporation
       7.125%,  04/01/00                                $1,050        $  1,067
       6.750%,  05/12/00                                 3,855           3,917
     Norwest Financial
       6.000%,  08/01/99                                 1,000           1,001
       6.680%,  09/15/99                                 1,150           1,154
       6.050%,  11/19/99                                 1,850           1,860
-------------------------------------------------------------------------------
   TOTAL BANKS                                                           8,999
-------------------------------------------------------------------------------
   Broker/Dealers - 0.7%
     Bear Stearns
       7.625%,  09/15/99                                 2,002           2,018
-------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  2,018
-------------------------------------------------------------------------------
   Diversified Finance - 7.0%
     American General Finance
       6.875%,  01/15/00                                 1,510           1,528
       7.250%,  04/15/00                                 1,250           1,273
     Associates Corporation of North America
       7.500%,  05/15/99                                 2,000           2,001
       7.350%,  07/06/99                                 1,000           1,003
       6.375%,  08/15/99                                 1,000           1,003
       6.750%,  10/15/99                                 2,000           2,015
       6.125%,  11/12/99                                 1,000           1,005
       6.200%,  02/15/00                                 1,000           1,007
       6.000%,  03/15/00                                 1,000           1,006
     Ford Motor Credit
       7.250%,  05/15/99                                 1,000           1,001
       7.900%,  05/17/99                                 2,200           2,202
       7.950%,  05/17/99                                 1,000           1,001
       8.875%,  06/15/99                                 2,110           2,118
       6.375%,  04/15/00                                 1,200           1,212
     General Motors Acceptance
       7.000%,  03/01/00                                 2,000           2,029
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                            21,404
-------------------------------------------------------------------------------
   Electrical Services - 1.9%
     Alabama Power
       6.000%,  03/01/00                                 1,500           1,509
     Georgia Power
       6.125%,  09/01/99                                 1,230           1,232
       6.000%,  03/01/00                                 2,000           2,011
     Southern California Edison
       8.250%,  02/01/00                                 1,000           1,022
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             5,774
-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                                             April 30, 1999   13

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                       FACE             VALUE
DESCRIPTION                                         AMT. (000)          (000)
------------------------------------------------------------------------------
   Leasing & Renting - 3.7%
     International Lease Finance
       6.200%,  05/01/00                                $2,500         $ 2,525
       6.750%,  07/15/99                                 1,000           1,003
       5.750%,  12/15/99                                 2,000           2,007
       6.375%,  01/18/00                                 2,000           2,017
       6.640%,  02/01/00                                 2,000           2,023
       5.460%,  03/10/00                                 1,750           1,754
-------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                              11,329
-------------------------------------------------------------------------------
   Personal Credit Institutions -- 2.0%
     Xerox Credit
       5.113%,  03/21/00                                 2,000           1,999
       5.320%,  03/31/00                                 4,000           4,000
------------------------------------------------------------------------------
   TOTAL PERSONAL CREDIT INSTITUTIONS                                    5,999
------------------------------------------------------------------------------
   Tobacco Products -- 0.6%
     Philip Morris
       7.125%,  12/01/99                                 1,751           1,770
------------------------------------------------------------------------------
   TOTAL TOBACCO PRODUCTS                                                1,770
------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $57,293)                                                    57,293
------------------------------------------------------------------------------
Mutual Funds -- 1.2%
     Financial Square Government Money
       Market Fund #465 (A)
       4.720%,                                           3,646           3,646
------------------------------------------------------------------------------
   TOTAL MUTUAL FUNDS
      (COST $3,646)                                                      3,646
------------------------------------------------------------------------------
U.S. Government Agency Obligations - 4.4%
     Student Loan Marketing Agency (A)
       4.777%,  06/28/99                                 4,000           4,000
       5.057%,  06/30/00                                 5,000           5,000
     Student Loan Marketing Association
       6.875%,  07/01/99                                 1,400           1,403
     Student Loan Marketing Association (A)
       5.107%,  06/17/99                                 3,000           3,000
------------------------------------------------------------------------------
   TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
      (COST $13,403)                                                    13,403
------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

14   APRIL 30, 1999

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE           VALUE
DESCRIPTION                                          AMT. (000)         (000)
-------------------------------------------------------------------------------
Repurchase Agreement - 2.8%
     J.P. Morgan, Inc.
       4.82%, dated 04/30/99, matures
       05/03/99, repurchase price $8,640,000
       (collateralized by U.S. Treasury Note,
       market value $8,812,882)                         $8,640         $  8,640
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $8,640)                                                       8,640
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.0%
      (COST $304,867)                                                   304,867
-------------------------------------------------------------------------------
Other Assets & Liabilities, Net - 0.0%                                       31
-------------------------------------------------------------------------------
Net Assets:
   Portfolio Capital of Institutional Shares (unlimited
     authorization -- no par value) based on
     134,948,589 outstanding shares of beneficial interest              134,949
   Portfolio Capital of Investment Service Shares
     (unlimited authorization -- no par value) based on
     169,948,412 outstanding shares of beneficial interest              169,948
   Accumulated net realized gain on investments                               1
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $304,898
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INSTITUTIONAL SHARES                                      $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT SERVICES SHARES                                $1.00
-------------------------------------------------------------------------------
(A) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on April 30, 1999.


The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 1999   15

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                           FACE          VALUE
DESCRIPTION                                              AMT.(000)       (000)
------------------------------------------------------------------------------
Municipal Bonds - 97.1%
   Alabama - 3.0%
     Alabama State, Alabama Private Colleges RB,
       Tuskegee University Project, Series A
       4.550%,  09/01/99                               $   115         $   116
     Alabama State, Multi-Family Housing RB,
       Rime Village Hoover Project, Series A (A) (B)
       4.050%,  05/11/99                                 1,200           1,200
     Mobile, Industrial Development Pollution Control RB,
       M & T Chemicals Project (A) (B) (C)
       4.125%,  05/11/99                                 1,000           1,000
------------------------------------------------------------------------------
   TOTAL ALABAMA                                                         2,316
------------------------------------------------------------------------------
   Arkansas - 0.2%
     Greystone, Tax Exempt Certificate Trust Authority RB,
       Senior Certificate of Beneficial Ownership
       Project (A) (B) (C)
       4.130%,  05/11/99                                   121             121
------------------------------------------------------------------------------
   TOTAL ARKANSAS                                                          121
------------------------------------------------------------------------------
   Colorado - 3.2%
     SBC Metropolitan District, GO (A) (B) (C)
       3.350%,  12/01/99                                   1,5           1,555
     Summit County, Colorado Recreational Facilities
       Authority RB, Copper Mountain Project (A) (B) (C)
       3.350%,  05/11/99                                   925             925
------------------------------------------------------------------------------
   TOTAL COLORADO                                                        2,480
------------------------------------------------------------------------------
   District of Columbia - 1.6%
     District of Columbia Multi-Family Housing RB,
       Temple Courts Section 8 Project (D)
       12.000%,  02/01/00                                1,060           1,226
------------------------------------------------------------------------------
   TOTAL DISTRICT OF COLUMBIA                                            1,226
------------------------------------------------------------------------------
   Florida - 4.2%
     Alachua County, Industrial Development RB,
       Florida Convention Centers Project (A) (B) (C)
       3.350%,  05/11/99                                   450             450
     Broward County, Multi-Family Housing RB,
       Lake Park Association (A) (B) (C)
       3.900%,  05/11/99                                   285             285
     Florida State Multi-Family Housing Authority RB,
       Country Club Project (A) (B) (C)
       3.600%,  05/11/99                                   595             595
     Greystone, Tax Exempt Certificate Trust Authority
       RB, Senior Certificate of Beneficial Ownership
       Project (A) (B) (C)
       4.130%,  05/11/99                                   183             183


The accompanying notes are an integral part of the financial statements.

16   APRIL 30, 1999

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                            FACE         VALUE
DESCRIPTION                                               AMT. (000)     (000)
------------------------------------------------------------------------------
   Florida (continued)
     Orange County, Industrial Development Authority RB,
       Orlando Hawaiian Motel (A) (B) (C)
       3.200%,  10/01/99                               $   285         $   285
     Orange County, Multi-Family Housing Authority RB,
       Oakwood Project (A) (B) (C)
       3.550%,  10/01/99                                 1,000           1,000
     Palm Beach County, Economic Development
       Authority RB, YMCA Boynton Beach
       Project (A) (B) (C)
       3.550%,  05/11/99                                   500             500
------------------------------------------------------------------------------
   TOTAL FLORIDA                                                         3,298
------------------------------------------------------------------------------
   Georgia -- 1.3%
     Georgia State, GO, Series B (D)
       6.700%,  07/01/99                                   300             308
     Greystone, Tax Exempt Certificate Trust Authority RB,
       Senior Certificate of Beneficial Ownership
       Project (A) (B) (C)
       4.130%,  05/11/99                                   613             613
     Roswell, Multi-Family Housing Authority RB,
       Post Canyon Project (A) (B)
       4.050%,  05/11/99                                   100             100
------------------------------------------------------------------------------
   TOTAL GEORGIA                                                         1,021
------------------------------------------------------------------------------
   Hawaii - 1.1%
     Hawaii State Department Budget Finance RB,
       Special Purpose Mortgage (A) (B) (C)
       3.500%,  10/01/99                                   880             880
------------------------------------------------------------------------------
   TOTAL HAWAII                                                            880
------------------------------------------------------------------------------
   Illinois - 15.3%
     East Peoria, Multi-Family Housing RB (A) (B) (C)
       4.250%,  05/11/99                                   665             665
     Illinois State Development Finance Authority RB,
       Field Container Project (A) (B) (C)
       4.150%,  05/11/99                                 1,400           1,400
     Illinois State Health Facilities Authority RB,
       Lifelink Corporation Project, Series A (A) (B) (C)
       4.000%,  05/11/99                                 2,000           2,000
     Illinois State Health Facilities Authority RB,
       Proctor Hospital Project (A) (B) (C)
       4.000%,  05/11/99                                 3,700           3,700
     Illinois State Multi-Family Housing Authority RB,
       Park Plaza Center Project (A) (B) (C)
       4.000%,  05/11/99                                 1,950           1,950

     The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 1999   17

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE            VALUE
DESCRIPTION                                           AMT. (000)         (000)
------------------------------------------------------------------------------
   Illinois (CONTINUED)
     Illinois State Sales Tax RB, Series K (D)
       6.800%,  06/15/99                               $   200         $   205
     Orland Park, Illinois Industrial Development
       Authority RB (A) (B) (C)
       3.200%,  05/11/99                                 1,040           1,040
     Winnebago & Boone Counties, School District,
       Tax Anticipation Warrants
       5.400%,  10/29/99                                 1,000           1,004
------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                       11,964
------------------------------------------------------------------------------
   Indiana - 5.2%
     Fort Wayne, Industrial Economic Development
       Authority RB, Avery International Project (A) (B) (C)
       4.125%,  05/11/99                                 1,000           1,000
     Huntington, Economic Development RB,
       Indiana Allied Signal Inc. Project (A) (B)
       4.150%,  05/11/99                                 1,000           1,000
     Lake Central, Indiana School District,
       Tax Anticipation Warrants
       3.600%,  12/31/99                                 1,500           1,501
     Mishawaka, Waterworks RB, Series A, BAN (E)
       4.200%,  08/12/99                                   545             545
------------------------------------------------------------------------------
   TOTAL INDIANA                                                         4,046
------------------------------------------------------------------------------
   Iowa - 2.0%
     Iowa State Higher Education Authority RB,
       St. Ambrose University Project (A) (B) (C)
       4.150%,  05/11/99                                 1,500           1,500
     Salix, Pollution Control RB, Midwest
       Power Systems Inc. Project (A) (B)
       4.100%,  05/11/99                                   100             100
------------------------------------------------------------------------------
   TOTAL IOWA                                                            1,600
------------------------------------------------------------------------------
   Kansas - 1.6%
     Greystone, Tax Exempt Certificate Trust Authority RB,
       Senior Certificate of Beneficial Ownership
       Project (A) (B) (C)
       4.130%,  05/11/99                                    91              91
     Hays, Sales Tax GO, Series B
       3.200%,  09/01/99                                   270             270
     Wyandotte County, Series UUU, TAN
       3.200%,  11/01/99                                   930             930
------------------------------------------------------------------------------
   TOTAL KANSAS                                                          1,291
------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

18   APRIL 30, 1999

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE            VALUE
DESCRIPTION                                           AMT.(000)          (000)
------------------------------------------------------------------------------
   Kentucky - 5.8%
     Boone County, Pollution Control RB,
       Cincinnati Gas & Electric Project (A) (B) (C)
       3.550%,  05/11/99                              $    500         $   500
     Jefferson County, Industrial Building RB,
       Seven Counties Services Project (A) (B) (C)
       4.000%,  05/11/99                                 2,680           2,680
     Jefferson County, Industrial Development Authority RB,
       Bel Knap Project (A) (B) (C)
       3.050%,  05/11/99                                 1,347           1,347
------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                        4,527
------------------------------------------------------------------------------
   Louisiana -- 1.1%
     Lafayette, Louisiana Public Improvement RB, Series B
      10.000%,  05/01/99                                   285             285
     Shreveport, GO
       9.000%,  12/01/99                                   560             578
------------------------------------------------------------------------------
   TOTAL LOUISIANA                                                         863
------------------------------------------------------------------------------
   Maryland - 2.6%
     Howard County, Multi-Family Housing Authority RB,
       Sherwood Crossing Project (A) (B)
       3.850%,  06/01/99                                 1,000           1,000
     Maryland State Health and Higher Educational Facilities
       Authority RB, Barnesville School Issue (A) (B) (C)
       4.050%,  05/11/99                                 1,000           1,000
------------------------------------------------------------------------------
   TOTAL MARYLAND                                                        2,000
------------------------------------------------------------------------------
   Massachusetts - 2.8%
     Brockton, BAN
       4.000%,  05/18/99                                   600             600
     Massachusetts State Industrial Finance Funding Agency RB,
       Morton Hospital Medical Center (D)
       8.750%,  07/01/99                                   395             406
     New England, Education Loan Marketing RB,
       Student Loan Project, Series E
       5.000%,  07/01/99                                 1,150           1,152
------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                   2,158
------------------------------------------------------------------------------
   Michigan - 3.5%
     Jackson County, Economic Development Limited
       Obligation RB, Thrifty Leoni Project (A) (B) (C)
       4.125%,  05/11/99                                 1,000           1,000
     McDonald Tax-Exempt Mortgage Trust (A) (B) (C)
       3.450%,  05/15/00                                   139             139


The accompanying notes are an integral part of the financial statements.

                                                             April 30, 1999   19

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE            VALUE
DESCRIPTION                                           AMT. (000)         (000)
------------------------------------------------------------------------------
   Michigan (continued)
     Michigan State Job Development Authority RB,
       East Lansing Residential Project (A) (B) (C)
       3.250%,  05/11/99                               $   900         $   900
     Parchment, SAN
       4.250%,  08/26/99                                   665             666
------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                        2,705
------------------------------------------------------------------------------
   Minnesota - 4.3%
     Minnesota State, Capital Realty Trust RB (A) (B) (C)
       4.250%,  05/11/99                                 3,335           3,335
------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                       3,335
------------------------------------------------------------------------------
   Mississippi - 1.0%
     Hancock County, Mississippi School District GO
       5.500%,  10/15/99                                   425             429
     Mississippi State Higher Education RB, Series B
       6.000%,  01/01/00                                   350             355
------------------------------------------------------------------------------
   TOTAL MISSISSIPPI                                                       784
------------------------------------------------------------------------------
   Missouri - 6.8%
     Clayton, Industrial Development Authority RB,
       Bailey Court Project (A) (B) (C)
       4.200%,  05/11/99                                   500             500
     Jackson County, Industrial Development Authority RB,
       YMCA Greater Kansas Project, Series A (A) (B) (C)
       4.400%,  05/03/99                                 2,300           2,300
     Kansas City, Industrial Development Authority RB,
       Clover Sets Apartment Program (A) (B) (C)
       4.250%,  05/11/99                                 1,630           1,630
     Saint Louis, Grantor Trust RB, Series 96-A
       COP (A) (B) (C)
       4.050%,  05/11/99                                   900             900
------------------------------------------------------------------------------
   TOTAL MISSOURI                                                        5,330
------------------------------------------------------------------------------
   New York - 0.3%
     New York City, Municipal Assistance City for
       New York RB, Series 66
       7.250%,  07/01/99                                   200             201
------------------------------------------------------------------------------
   TOTAL NEW YORK                                                          201
------------------------------------------------------------------------------
   North Carolina - 0.4%
     North Carolina State Municipal Power Agency RB,
       Catawba Electric
       10.250%,  01/01/00                                  330             345
------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                    345
------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

20   APRIL 30, 1999

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE            VALUE
DESCRIPTION                                           AMT. (000)         (000)
------------------------------------------------------------------------------
   Ohio - 5.6%
     Clermont County, Economic Development RB,
       John Q. Hammons Project (A) (B) (C)
       3.400%,  11/01/99                               $   580         $   580
     East Muskingum, Water Authority BAN
       4.320%,  06/24/99                                   500             500
     Franklin County, Hospital RB, Doctors of Ohio
       Health Project, Series B (A) (B) (C)
       4.100%,  05/11/99                                 2,000           2,000
     McDonald Tax-Exempt Mortgage Trust (A) (B) (C)
       3.450%,  05/15/00                                   649             650
     Portage County, Sewer District Improvement
       Notes, Series 2
       4.000%,  07/07/99                                   609             609
------------------------------------------------------------------------------
   TOTAL OHIO                                                            4,339
------------------------------------------------------------------------------
   Oklahoma - 0.7%
     Tulsa, Public Facilities Authority RB, Series 1988-A
       5.050%,  05/01/99                                   540             540
------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                          540
-------------------------------------------------------------------------------
   Pennsylvania - 2.8%
     McDonald Tax-Exempt Mortgage Trust (A) (B) (C)
       3.450%,  05/15/00                                   139             139
     Mifflin County, School District GO, Series A
       3.100%,  09/01/99                                   725             725
     Montgomery County, Higher Education & Health
       Authority RB, Higher Education & Health Loan
       Project, Series 96-A (A) (B) (C)
       4.050%,  05/11/99                                 1,300           1,300
------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                    2,164
------------------------------------------------------------------------------
   Rhode Island - 0.7%
     Cranston, BAN
       4.500%,  06/28/99                                   545             546
------------------------------------------------------------------------------
   TOTAL RHODE ISLAND                                                      546
------------------------------------------------------------------------------
   South Carolina - 0.3%
     Walhalla, RB, Avondale Mills Project (A) (B) (C)
       4.050%,  05/11/99                                   200             200
------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                    200
------------------------------------------------------------------------------
   Tennessee - 1.1%
     Greystone, Tax Exempt Certificate Trust Authority RB,
       Senior Certificate of Beneficial Ownership
       Project (A) (B) (C)
       4.130%,  05/11/99                                   685             685

The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 1999   21

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE           VALUE
DESCRIPTION                                            AMT. (000)        (000)
------------------------------------------------------------------------------
   Tennessee (continued)
     Jacksonville, Industrial Development Board RB,
       Esselte Project, Series B (A) (B) (C)
       4.350%,  05/03/99                               $   200         $   200
------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                         885
------------------------------------------------------------------------------
   Texas -- 5.3%
     Harris County, Health Facilities Development RB,
       Tirr Project (A) (B) (C)
       4.350%,  05/03/99                                   500             500
     Longview, GO
       7.000%,  06/01/99                                   195             196
     Paris, Texas Hospital Authority RB,
       St. Josephs Hospital Project (D)
       10.250%,  08/01/99                                  565             575
     Texas State Health Facilities Development RB,
       Series 1985-A (A) (B) (C)
       4.300%,  05/11/99                                   900             900
     Waxahachie, Texas Industrial Development Authority RB,
       Dart Container Project (A) (B) (C)
       4.108%,  05/11/99                                 1,950           1,950
------------------------------------------------------------------------------
   TOTAL TEXAS                                                           4,121
------------------------------------------------------------------------------
   Utah -- 2.6%
     Utah State Housing Finance Agency RB,
       Single Family Mortgage
       4.800%,  07/01/99                                   220             220
     West Valley, Industrial Development RB,
       Johnson Matthey Project (A) (B) (C)
       4.350%,  05/03/99                                 1,800           1,800
------------------------------------------------------------------------------
   TOTAL UTAH                                                            2,020
------------------------------------------------------------------------------
   Virginia -- 0.4%
     Greystone, Tax Exempt Certificate Trust Authority RB,
       Senior Certificate of Beneficial Ownership
       Project (A) (B) (C)
       4.130%,  05/11/99                                   322             322
------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                          322
------------------------------------------------------------------------------
   Washington - 3.1%
     Washington State, Non-Profit Housing Authority RB,
       Panorama City Project (A) (B) (C)
       4.500%,  05/03/99                                   500             500
     Washington State Non-Profit Housing Finance Authority RB,
       Emerald Heights Project (A) (B) (C)
       4.300%,  05/03/99                                   600             600


The accompanying notes are an integral part of the financial statements.

22   APRIL 30, 1999

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
   Washington (CONTINUED)
     Washington State Public Power Supply RB, Nuclear
       Project #3 (D)
       7.250%,  07/01/99                                $1,330        $   1,365
-------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       2,465
-------------------------------------------------------------------------------
   West Virginia -- 1.5%
     Putnam County, Industrial Development RB,
       FMC Corporation Project (A) (B) (C)
       3.250%,  05/11/99                                 1,200            1,200
-------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,200
-------------------------------------------------------------------------------
   Wisconsin - 3.9%
     Ashwaubenon, BAN
       3.600%,  12/01/99                                   600              600
     Johnson Creek, School District, TRAN
       3.980%,  08/30/99                                 1,200            1,200
     Northern Ozaukee, School District, BAN
       3.400%,  02/01/00                                   500              500
     Wisconsin State School District Temporary
       Borrowing Program, Series B2, COP
       3.900%,  10/08/99                                   785              785
-------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        3,085
-------------------------------------------------------------------------------
   Wyoming -- 1.8%
     Cheyenne County, Economic Development RB,
       Holiday Inn Project (A) (B) (C)
       3.250%,  10/01/99                                   410              410
     Lincoln County, School District, Afton Grant
       Anticipation Warrants
       4.000%,  06/30/99                                   990              990
-------------------------------------------------------------------------------
   TOTAL WYOMING                                                          1,400
-------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $75,778)                                                     75,778
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 97.1%
      (COST $75,778)                                                     75,778
-------------------------------------------------------------------------------
Other Assets & Liabilities, Net -- 2.9%                                   2,255
-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 1999   23

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                         VALUE
DESCRIPTION                                                              (000)
-------------------------------------------------------------------------------
Net Assets:
   Portfolio Capital of Institutional Shares (unlimited
     authorization - no par value) based on
     32,908,382 outstanding shares of beneficial interest               $32,908
   Portfolio Capital of Investment Service Shares
     (unlimited authorization - no par value) based on
     45,128,219 outstanding shares of beneficial interest                45,128
   Accumulated net realized loss on investments                              (3)
-------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                            $78,033
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price
   Per Share - Institutional Shares                                       $1.00
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price
   Per Share - Investment Services Shares                                 $1.00
--------------------------------------------------------------------------------
(A) Floating Rate Security - The rate reported on the Statement of Net Assets is the rate in effect on April 30, 1999.
(B) Put and Demand feature - The date reported on the Statement of Net Assets is the lesser of the maturity date or put date.
(C) Securities are held in conjunction with a letter of credit or other form of credit enhancement from a major commercial bank or financial institution, or government sponsored agency.
(D) Pre-Refunded Security - The maturity date shown is the Pre-Refunded date.
(E) Restricted Security
BAN - Bond Anticipation Note
COP - Certificate of Participation
GO - General Obligation
RB - Revenue Bond
SAN - School Anticipation Note
TAN - Tax Anticipation Note
TRAN - Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.

24   APRIL 30, 1999

STATEMENT OF OPERATIONS (000) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999

                                                          EXPEDITION EXPEDITION
                                    EXPEDITION  EXPEDITION  MONEY     TAX-FREE
                                      EQUITY       BOND     MARKET     MONEY
                                       FUND        FUND     FUND    MARKET FUND
                                   -----------  ---------- ------- ------------
Investment Income:
Dividends                            $ 1,663      $  --     $   --     $    --
   Interest                               93       3,265     6,915       1,063
                                     -------     -------   -------     -------
   Total investment income             1,756       3,265     6,915       1,063
Expenses:
Investment Advisory fees               1,215         419       540          63
   Waiver of Investment Advisory fees    --         (140)     (301)        (26)
   Administrator fees                    324         112       272          64
   Waiver of Administrator fees          --          --        (69)        (16)
   Transfer Agent fees                    51          43        42          15
   Custodian fees                         32          11        27           8
   Directors' fees                         8           3         7           1
   Registration fees                      79          38        42          13
   Professional fees                      13           4        11           7
   Printing fees                          11           4         9           4
   Shareholder Servicing fees -
     Investment Service Shares            6           --       214          75
   Distribution fees - Investment
     shares                              --           12        --          --
   Amortization of organization costs      2          --        --           2
   Other fees                              4           3         1           1
                                     -------     -------    ------       -----
   Net expenses                        1,745         509       795         211
                                     -------     -------    ------       -----
   Investment income - net                11       2,756     6,120         852
                                     -------     -------    ------       -----
   Net realized gain (loss) on
     investments                      21,378         349        (2)         (3)
   Net change in unrealized
     appreciation (depreciation)
     of investments                   59,391      (3,150)       --          --
                                     -------     -------    ------       -----
NET GAIN (LOSS) ON INVESTMENTS        80,769      (2,801        (2)         (3)
                                     -------     -------    ------       -----
   NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                 $80,780      $ (45)    $6,118      $  849
                                     =======      ======    ======      ======



The accompanying notes are an integral part of the financial statements.

                                                   APRIL 30, 1999            25

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 1999 (unaudited) and the year ended October 31, 1998

                                                            EXPEDITION                 EXPEDITION                 EXPEDITION
                                                              EQUITY                      BOND                   MONEY MARKET
                                                               FUND                       FUND                      FUND
                                                    ------------------------  ------------------------    --------------------------
                                                    Period Ended  Year Ended   Period Ended  Year Ended    Period Ended   Year Ended
                                                       4/30/99     10/31/98       4/30/99     10/31/98        4/30/99      10/31/98
                                                    -----------   ----------   ------------  ----------    -------------  ----------
Operations:
Investment income -- net                                $     11     $  1,140      $  2,756    $  5,939       $  6,120     $  9,181
Net realized gain (loss) on investments                   21,378       16,144           349         544             (2)           7
Net change in unrealized appreciation
   (depreciation) of investments                          59,391       28,082        (3,150)      2,966             --           --
                                                        --------     --------      --------    --------       --------     --------
Net increase (decrease) in net assets resulting
   from operations                                        80,780       45,366           (45)      9,449          6,118        9,188
                                                        --------     --------      --------    --------       --------     --------
Distributions to Shareholders From:
Investment income -- net:
   Institutional Shares                                      (99)      (1,525)       (2,527)     (5,215)        (2,312)      (2,424)
   Investment Shares - Class A/Investment Service Shares      --           --          (221)       (729)        (3,807)      (6,758)
   Investment Shares - Class B                                --           --            (1)         --             --           --
Net realized gain on investments:
   Institutional Shares                                  (15,469)     (12,889)           --          --             --           --
   Investment Shares - Class A/Investment Service Shares    (161)          --            --          --             --           --
   Investment Shares - Class B                                (2)          --            --          --             --
                                                        --------     --------      --------   --------       --------     --------
Total distributions                                      (15,731)     (14,414)       (2,749)     (5,944)        (6,119)      (9,182)
                                                        --------     --------      --------    --------       --------     --------
Capital Share Transactions (2):
Institutional Shares:
   Proceeds from sales                                    22,500       72,889        10,438      21,515        174,222      177,765
   Reinvestment of distributions                          15,498          246         1,489       1,945            146           75
   Payments for redemptions                              (33,427)     (58,339)      (12,707)    (22,835)      (142,116)    (123,149)
                                                        --------     --------      --------    --------       --------     --------
Increase (decrease) in net assets from Institutional
   Shares transactions                                     4,571       14,796          (780)        625         32,252       54,691
                                                        --------     --------      --------    ---------       -------      -------
Investment Shares - Class A and Investment Service
   Shares (respectively):
   Proceeds from sales                                     2,025        1,846           286          62        345,113      578,112
   Reinvestment of distributions                             153            1           140         389            786        1,618
   Payments for redemptions                               (1,069)         (81)       (1,925)    (14,136)      (318,861)    (584,475)
                                                        --------     --------      --------    --------       --------     --------
Increase (decrease) in net assets from
   Investment Shares - Class A and Investment
   Service Shares (respectively) transactions              1,109        1,766        (1,499)    (13,685)        27,038       (4,745)
                                                        --------     --------      --------    --------       --------     --------
Investment Shares - Class B
   Proceeds from sales                                     2,079           --            66          --             --           --
   Reinvestment of distributions                               2           --             1          --             --           --
   Payments for redemptions                                   (6)          --            --          --             --           --
                                                        --------     --------      --------    --------       --------     --------
Increase in net assets from
   Investment Shares - Class B                             2,075           --            67          --             --           --
                                                        --------     --------      --------    --------       --------     --------
Increase (decrease) in net assets from
   capital share transactions                              7,755       16,562        (2,212)    (13,060)        59,290       49,946
                                                        --------     --------      --------    --------       --------     --------
   Total increase (decrease) in net assets                72,804       47,514        (5,006)     (9,555)        59,289       49,952
                                                        --------     --------      --------    --------       --------     --------
Net Assets at Beginning of period                        285,081      237,567       115,299     124,854        245,609      195,657
                                                        --------     --------      --------    --------       --------     --------
Net Assets at End of period                             $357,885     $285,081      $110,293    $115,299       $304,898     $245,609
                                                        ========     ========      ========    ========       ========     ========

(1) Commenced operations on May 20, 1998.
(2) See note 4 in the notes to financial statements for additional information.




                                                                    EXPEDITION
                                                                   TAX-FREE MONEY
                                                                    MARKET FUND
                                                           --------------------------
                                                            Period Ended    Year Ended
                                                               4/30/99      10/31/98(1)
                                                           -------------  -------------
Operations:
Investment income -- net                                     $    852        $    779
Net realized gain (loss) on investments                           (3)              --
Net change in unrealized appreciation
   (depreciation) of investments                                   --              --
                                                             --------        --------
Net increase (decrease) in net assets resulting
   from operations                                                849             779
                                                             --------        --------
Distributions to Shareholders From:
Investment income -- net:
   Institutional Shares                                           (48)             --
   Investment Shares - Class A/Investment Service Shares         (804)           (779)
   Investment Shares - Class B                                     --              --
Net realized gain on investments:
   Institutional Shares                                            --              --
   Investment Shares - Class A/Investment Service Shares           --              --
   Investment Shares - Class B                                     --              --
                                                             --------        --------
Total distributions                                              (852)           (779)
                                                             --------        --------
Capital Share Transactions (2):
Institutional Shares:
   Proceeds from sales                                         33,229              --
   Reinvestment of distributions                                   --              --
   Payments for redemptions                                      (321)             --
                                                             --------        --------
Increase (decrease) in net assets from Institutional
   Shares transactions                                         32,908              --
                                                             --------        --------
Investment Shares - Class A and Investment Service
   Shares (respectively):
   Proceeds from sales                                         64,248         140,266
   Reinvestment of distributions                                    6               1
   Payments for redemptions                                   (83,668)        (75,725)
                                                             --------        --------
Increase (decrease) in net assets from
   Investment Shares - Class A and Investment Servic
   (respectively) transactions                                (19,414)         64,542
                                                             --------        --------
Investment Shares - Class B
   Proceeds from sales                                             --              --
   Reinvestment of distributions                                   --              --
   Payments for redemptions                                        --              --
                                                             --------        --------
Increase in net assets from
   Investment Shares - Class B                                     --              --
                                                             --------        --------
Increase (decrease) in net assets from
   capital share transactions                                  13,494          64,542
                                                             --------        --------
   Total increase (decrease) in net assets                     13,491          64,542
                                                             --------        --------
Net Assets at Beginning of period                              64,542              --
                                                             --------        --------
NEt Assets at End of period                                  $ 78,033        $ 64,542
                                                             ========        ========

(1) Commenced operations on May 20, 1998.
(2) See note 4 in the notes to financial statements for additional information.

The accompanying notes are an integral part of the financial statements.

26 & 27   APRIL 30, 1999

FINANCIAL HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED) AND THE PERIODS ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

-----------------------------------------------------------------------------------------------------------------------------------
                                      REALIZED
                                         AND        DISTRIBU-   DISTRIBU-                          NET                 RATIO OF NET
               NET ASSET     NET      UNREALIZED     TIONS       TIONS                            ASSSTS    RATIO OF    INVESTMENT
                  VALUE,    INVEST-   GAINS OR      FROM NET     FROM       NET ASSET             END OF    EXPENSES   INCOME (LOSS)
               BEGINNING     MENT    (LOSSES) ON   INVESTMENT   CAPITAL     VALUE, END    TOTAL   PERIOD   TO AVERAGE   TO AVERAGE
               OF PERIOD    INCOME   INVESTMENTS    INCOME       GAINS      OF PERIOD    RETURN+   (000)    NET ASSETS   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
  1999          $10.55         --       2.90            --       (0.59)      $12.86      28.57%  $352,125    1.07%*       0.01%*
  1998            9.39       0.06       1.67         (0.06)      (0.51)       10.55      19.18%   283,170    1.08%        0.38%
  1997(1)        10.00       0.02       0.25         (0.02)      (0.86)        9.39       2.96%   237,567    1.09%*       0.53%*
  Investment Shares - Class A
  1999          $10.58         --       2.87            --       (0.59)      $12.86      28.16%  $  3,617    1.32%*      (0.24%)*
  1998(2)         9.65       0.04       1.45         (0.05)      (0.51)       10.58      16.16%    1,911     1.29%*      (0.14%)*
  Investment Shares - Class B
  1999(3)       $11.02         --       2.37            --       (0.59)      $12.80      24.75%  $  2,143    2.06%*      (1.03%)*
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
  institutional Shares
  1999          $10.15       0.25      (0.25)        (0.25)         --       $ 9.90      (0.04%) $101,618    0.89%*       4.93%*
  1998            9.85       0.51       0.30         (0.51)         --        10.15       8.43%   104,953    0.94%        5.11%
  1997(1)         9.69       0.19       0.16         (0.19)         --         9.85       3.49%   101,224    1.10%*       5.05%*
  Investment Shares - Class A
  1999          $10.15       0.23      (0.25)        (0.23)         --       $ 9.90      (0.17%) $  8,609    1.13%*       4.68%*
  1998            9.85       0.49       0.30         (0.49)         --        10.15       8.25%    10,346    1.10%        4.95%
  1997            9.77       0.53       0.08         (0.53)         --         9.85       6.41%    23,630    1.13%        5.46%
  1996            9.92       0.58      (0.15)        (0.58)         --         9.77       4.44%    44,552    1.08%        5.90%
  1995            9.54       0.63       0.38         (0.63)         --         9.92      10.94%    63,521    1.04%        6.51%
  1994           10.40       0.54      (0.86)        (0.54)         --         9.54      (3.12%)   58,827    1.20%        5.44%
Investment Shares - Class B
  1999(3)       $10.06       0.43      (0.16)        (0.43)         --         9.90       2.66%  $     66    1.89%*       4.01%*
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
  1999          $ 1.00       0.02         --         (0.02)         --       $ 1.00       2.35%  $134,950    0.43%*       4.66%*
  1998            1.00       0.05         --         (0.05)         --         1.00       5.33%   102,699    0.43%        5.18%
  1997(4)         1.00       0.02         --         (0.02)         --         1.00       5.26%    48,006    0.43%*       5.22%*
Investment Service Shares
  1999          $ 1.00       0.02         --         (0.02)         --       $ 1.00       2.23%  $169,948    0.68%*       4.42%*
  1998            1.00       0.05         --         (0.05)         --         1.00       5.07%   142,910    0.68%        4.95%
  1997(5)         1.00       0.08         --         (0.08)         --         1.00       4.97%   147,651    0.73%        4.84%
  1996            1.00       0.04         --         (0.04)         --         1.00       4.95%   136,666    0.71%        4.85%
  1995            1.00       0.05         --         (0.05)         --         1.00       5.51%   141,434    0.56%        5.38%
  1994            1.00       0.03         --         (0.03)         --         1.00       3.29%   158,367    0.75%        3.26%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  1999(6)       $ 1.00         --         --            --          --        $1.00       0.15%  $ 32,908    0.43%*       3.12%*
  Investment Service Shares
  1999          $ 1.00       0.01         --         (0.01)         --        $1.00       1.33%  $ 45,125    0.68%*       2.66%*
  1998(7)         1.00       0.01         --         (0.01)         --         1.00       1.33%    64,542    0.68%*       2.95%*







-------------------------------------------------------------------------------
                         RATIO
                      OF EXPENSES
                      TO AVERAGE       RATIO OF NET INVESTMENT
                      NET ASSETS     INCOME (LOSS) TO AVERAGE NET    PORTFOLIO
                      (EXCLUDING      ASSETS (EXCLUDING WAIVERS      TURNOVER
                       WAIVERS)         AND REIMBURSEMENTS)            RATE
-------------------------------------------------------------------------------
EQUITY FUND
-------------------------------------------------------------------------------
  1999                    1.07%*                 0.01%*                 30.08%
  1998                    1.11%                  0.35%                  54.19%
  1997(1)                 1.09%*                 0.53%*                 64.68%
  Investment Shares - Class A
  1999                    1.32%*                (0.24%)*                30.08%
  1998(2)                 1.37%*                (0.22%)*                54.19%
  Investment Shares - Class B
  1999(3)                 2.06%*                (1.03%)*                30.08%
-------------------------------------------------------------------------------
Bond Fund
-------------------------------------------------------------------------------
  Institutional Shares
  1999                    1.09%*                 4.73%*                 18.02%
  1998                    1.13%                  4.92%                  32.93%
  1997(1)                 1.11%*                 5.04%*                 69.09%
  Investment Shares - Class A
  1999                    1.38%*                 4.43%*                 18.02%
  1998                    1.25%                  4.80%                  32.93%
  1997                    1.56%                  5.03%                  69.09%
  1996                    1.58%                  5.40%                  77.00%
  1995                    1.51%                  6.04%                  79.00%
  1994                    1.50%                  5.14%                  91.00%
Investment Shares - Class B
  1999(3)                 2.14%*                 3.76%*                 18.02%
-------------------------------------------------------------------------------
Money Market Fund
-------------------------------------------------------------------------------
Institutional Shares
  1999                    0.65%*                 4.44%*                   --
  1998                    0.66%                  4.95%                    --
  1997(4)                 0.70%*                 4.95%*                   --
Investment Service Shares
  1999                    0.94%*                 4.16%*                   --
  1998                    0.91%                  4.73%                    --
  1997(5)                 0.85%                  4.72%                    --
  1996                    0.71%                  4.85%                    --
  1995                    0.66%                  5.28%                    --
  1994                    0.79%                  3.22%                    --
-------------------------------------------------------------------------------
Tax-Free Money Market Fund
-------------------------------------------------------------------------------
Institutional shares
  1999(6)                 0.92%*                 2.63%*                   --
Investment Service Shares
  1999                    0.79%*                 2.77%*                   --
  1998(7)                 1.03%*                 2.60%*                   --


*  Annualized
[DAGGER] Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 13, 1997.
(2) Commenced operations on November 24, 1997.
(3) Commenced operations on November 16, 1998.
(4) Commenced operations on June 9, 1997.
(5) During 1997, the Starburst Money Market Trust Shares were renamed the Expedition
    Money Market Investment Service Shares.
(6) Commenced operations on April 14, 1999.
(7) Commenced operations on May 20, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

28 & 29   APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION
The Expedition Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following Funds as of April 30, 1999: the Expedition Equity Fund ("the Equity Fund"), the Expedition Bond Fund ("the Bond Fund"), the Expedition Money Market Fund ("the Money Market Fund"), and the Expedition Tax-Free Money Market Fund ("the Tax-Free Money Market Fund") (collectively, "the Funds"). Both of the Expedition Equity and Bond Funds are registered to offer three classes of shares, while both the Money Market Funds are registered to offer two classes of shares. The Bond and Equity Funds offer Institutional Shares, Investment Shares - Class A and Investment Shares - Class B, and the Money Market and Tax-Free Money Market Funds offer Institutional Shares and Investment Service Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the Funds in which shares are held. The investment objectives, policies, and strategies of the Expedition Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with generally accepted accounting principles.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity and Bond Funds are valued as follows: equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").

30   APRIL 30, 1999

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase, discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund declares and pays dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales losses and post-October losses.

FEDERAL TAXES -- It is each Fund's policy to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


                                                             APRIL 30, 1999   31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

(3) INVESTMENT ADVISORY, ADMINISTRATION,
    DISTRIBUTION AND SERVICE AGREEMENTS

INVESTMENT ADVISORY FEE -- Compass Bank, the Trust's Investment Advisor (the "Advisor"), receives for its services annual advisory fees equal to 0.75% each of the Bond and Equity Funds' and 0.40% each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Advisor. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: .075% of the Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.


32   APRIL 30, 1999

ADMINISTRATIVE FEE -- The Trust and SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of 0.20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION PLAN -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Bond and Equity Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for Investment Shares - Class A (the "Class A Plan"). Under the terms of the Class A Plan, each Fund will compensate the Distributor from the net assets of each Fund to finance activities intended to result in the sale of the Fund's Class A shares. The plan provides that each Fund may incur distribution expenses annually up to 0.25% of the average daily net assets of each Fund's Class A shares to compensate the Distributor. The Distributor may voluntarily choose to waive a portion of its fee.

The Bond and Equity Funds have also adopted a Distribution and Service Agreement (the "Agreement") pursuant to 12b-1 under the Act for the Investment Shares - Class B (the "Class B Plan"). Under the terms of the Agreement, each Fund will compensate the Distributor from the net assets of each Fund to finance activities intended to result in the sale of the Fund's Class B shares. The Agreement provides that each Fund may incur distribution expenses monthly up to 0.75% and shareholder servicing expenses monthly up to 0.25% of the average daily net assets of each Fund's Class B shares to compensate the Distributor. The Distributor may voluntarily choose to waive a portion of its fee.

Pursuant to the terms of a Shareholder Service Plan, the Money Market Fund and the Tax-Free Money Market Fund will pay the Distributor an amount equal to 0.25% of the average daily net assets of the Investment Service Shares.

CUSTODIAN FEES -- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.


                                                             APRIL 30, 1999   33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(4) CAPITAL SHARE TRANSACTIONS

                                                                  EXPEDITION                   EXPEDITION
                                                                    EQUITY                        BOND
                                                                     FUND                         FUND
                                                         ---------------------------  ---------------------------
                                                          Period Ended   Year Ended    Period Ended   Year Ended
                                                             4/30/99      10/31/98        4/30/99      10/31/98
                                                          ------------  ------------   ------------  ------------
   Institutional Shares:
      Shares issued                                              1,920         7,204         1,044         2,164
      Shares issued in lieu of cash distributions                1,439            23           149           195
      Shares redeemed                                           (2,816)       (5,701)       (1,269)       (2,297)
                                                              --------      --------      --------      --------
   Total Institutional Shares transactions                         543         1,526           (76)           62
                                                              --------      --------      --------      --------
   Investment Shares - Class A and Investment Service
      Shares (respectively):
      Shares issued                                                174           189            29             7
      Shares issued in lieu of cash distributions                   14            --            14            39
      Shares redeemed                                              (88)           (8)         (193)       (1,425)
                                                              --------      --------      --------      --------
   Total Investment Shares - Class A and Investment Service
      Shares (respectively) transactions                           100           181          (150)       (1,379)
                                                              --------      --------      --------      --------
   Investment Shares - Class B:
      Shares issued                                                168            --             6            --
      Shares issued in lieu of cash distributions                    0            --             1            --
      Shares redeemed                                                0            --            --            --
                                                              --------      --------      --------      --------
   Total Investment Shares - Class B transactions                  168            --             7            --
                                                              --------      --------      --------      --------
   NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                 811         1,707          (219)       (1,317)
                                                              ========      ========      ========      ========
-----------------------------------------------------------------------------------------------------------------






                                                                    EXPEDITION                  EXPEDITION
                                                                   MONEY MARKET               TAX-FREE MONEY
                                                                       FUND                     Market Fund
                                                           ---------------------------  --------------------------
                                                            Period Ended   Year Ended    Period Ended  Year Ended
                                                               4/30/99      10/31/98        4/30/99     10/31/98
                                                            ------------  ------------   ------------ ------------
   Institutional Shares:
      Shares issued                                             174,222       177,765       33,229             --
      Shares issued in lieu of cash distributions                   146            75           --             --
      Shares redeemed                                          (142,116)     (123,149)        (321)            --
                                                               --------      --------      -------        -------
   Total Institutional Shares transactions                       32,252        54,691       32,908             --
                                                               --------      --------      -------        -------
   Investment Shares - Class A and Investment Service
      Shares (respectively):
      Shares issued                                             345,113       578,112       64,248        140,266
      Shares issued in lieu of cash distributions                   786         1,618            6              1
      Shares redeemed                                          (318,861)     (584,475)     (83,668)       (75,725)
                                                               --------      --------      -------        -------
   Total Investment Shares - Class A and Investment Services
      Shares (respectively) transactions                         27,038        (4,745)     (19,414)        64,542
                                                               --------      --------      -------        -------
   Investment Shares - Class B:
      Shares issued                                                  --            --           --             --
      Shares issued in lieu of cash distributions                    --            --           --             --
      Shares redeemed                                                --            --           --             --
                                                               --------      --------      -------        -------
   Total Investment Shares - Class B transactions                    --            --           --             --
                                                               --------      --------      -------        -------
   NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS               59,290        49,946       13,494         64,542
                                                               ========      ========      =======        =======
------------------------------------------------------------------------------------------------------------------


(5) INVESTMENT TRANSACTIONS Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows
(000):

                                            Equity            Bond
                                             Fund             Fund
                                           --------         --------
Purchases
   Government.........................           --         $13,744
   Other..............................     $ 96,995         $ 5,999
Sales
   Government.........................           --         $13,499
   Other..............................     $106,396         $ 7,104

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1999, are as follows (000):


                                            Equity            Bond
                                             Fund             Fund
                                           --------         --------
Aggregate gross unrealized
  appreciation........................     $108,046          $1,743
Aggregate gross unrealized
  depreciation........................       (8,702)           (382)
                                           --------          ------
Net unrealized appreciation...........     $ 99,344          $1,361
                                           ========          ======


(6) ORGANIZATION COSTS AND TRANSACTIONS
    WITH AFFILIATES

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the

34 & 35   APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.


36   APRIL 30, 1999

[LOGO OMITTED]

INVESTMENT ADVISOR AND CUSTODIAN:
Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036


EXP-F-016-02